Note 17 - Other Non Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
17.   Other Non Current Liabilities

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. On October 15, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750.On January 1, 2013 the Company entered into an agreement with the owner of M/T Delos by which the termination fee outstanding as of December 31, 2012 was divided into two tranches, “Tranche A” ($4,500) that bears interest of 3% plus Libor and “Tranche B” ($806) that does not bear interest. This agreement provides for the repayment of Tranche A and Tranche B according to the following schedule.

Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2014 (remainder)	650
2015	800
2016	800
2017	1,500	806
Total	3,750	806

Finally, according to this agreement the Company pays monthly interest payments.As of March 31, 2014 the non-current part of the termination fee is $3,705.

20.       Other Non Current Liabilities

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. On October 15, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750 included in "Lease Termination Expense" in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2011. As of December 31, 2012, the outstanding amount of the termination fee was $5,306 (see Note 8).

On January 1, 2013 the Company entered into an agreement with the owner of M/T Delos by which the termination fee outstanding as of December 31, 2012 was divided into two tranches, "Tranche A" ($4,500) that bears interest of 3% plus Libor and "Tranche B" ($806) that doesn't bear interest. This agreement provides for the repayment of Tranche A and Tranche B according to the following schedule.

Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2014	800
2015	800
2016	800
2017	1,500	806
	3,900	806

Finally, according to this agreement the Company pays monthly interest payments. As of December 31, 2013 the non-current part of the termination fee is $3,906.